Shareowners' Equity (Narratives) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 17, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 17, 2013	Jun. 30, 2013	Oct. 16, 2008
Shares Of Preferred Stock [Abstract]
Preferred Stock, Shares Issued							30,000
Cumulative percentage of dividends on preferred stock	10.00%
Preferred Stock, Par or Stated Value Per Share		$ 1	$ 1	$ 0.01		$ 0.01	$ 1
Aggregate liquidation value of preferred stocks							$ 3,000
Number Of Common Stock Shares Warrants Can Purchase	134,831,460
Par Value Of Common Stock That Warrants Can Purchase	$ 0.06
Aggregate proceeds of cash from the issuance of the cumulative perpetual preferred stock and warrants	2,965
Preferred stock redemption	2,494
Value allocated to warrants	471
Exercise price of stock warrants							$ 22.25
Preferred Stock Redemption Price	3,300
Number of Securities Called by Warrants					10,700,000
Percentage Of Liquidation Value Plus Accrued And Unpaid Dividends At Which Cumulative Perpetual Preferred Stock Is Redeemable	110.00%
Preferred Stock Shares Authorized		50	50
Class Of Stock Disclosures [Abstract]
Dividend Amount Paid By Finance Subsidiary To Parent		2,000	1,930	1,926
Special Dividend Paid By Finance Subsidiary To Parent		$ 1,000	$ 4,055	$ 4,500